[AIM LOGO APPEARS HERE]         Dear Shareholder:

                 [PHOTO of      As the fiscal year covered by this report
            Charles T. Bauer,   opened, financial markets were still in the grip
             Chairman of the    of the near-meltdown occasioned by 1998's Asian
LETTER      Board of The Fund   crises. The situation led the Federal Reserve
TO OUR        APPEARS HERE]     Board (the Fed) to reduce the short-term federal
SHAREHOLDERS                    funds target rate three times late in 1998.
                                These Fed moves were not motivated by a slowdown
               in the U.S. economy; rather, they represented a strenuous effort to reestablish liquidity in markets worldwide. The U.S. economy continued to move ahead at a brisk pace, exhibiting the unusual combination of strong growth coupled with low inflation.
                 However, this scenario changed slightly as some monthly
               economic indicators showed inflationary tendencies in certain commodity prices. This and the unwinding of the 1998 global crisis (evident in the stabilization of the foreign markets) compelled the Fed to increase short-term interest rates twice late in the fiscal year. The Fed increased the federal funds rate 25 basis points at both the June 30 and August 24 Federal Open Market Committee meetings. On August 24, the Fed also increased the discount rate by 25 basis points to 4.75%. Many investors felt that part of the Fed's motivation in raising rates before the fourth quarter was to stabilize the markets pre-emptively. The Fed has committed to provide as much as $50 billion in cash to banks at year-end, along with special liquidity facilities so brokers can finance their inventories.

               YOUR INVESTMENT PORTFOLIO

               Through a combination of short-term cash management vehicles and the selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. Weighted average maturity (WAM) was held at a moderate length for much of the period due to concern about the increased volatility in the fourth quarter of 1998. The WAM remained in the 20- to 35-day range. At the close of the period, the WAM was 31 days. Using this strategy, the portfolio's Resource Class outperformed its comparative indexes as of August 31, 1999, as shown in the table. Net assets of the Resource Class stood at $306.8 million at the close of the fiscal year.
                 The portfolio continues to hold the highest credit-quality ratings given by the two most widely known credit-rating agencies: AAAm from Standard & Poor's and Aaa from Moody's. In addition, the portfolio received the highest rating (AAA) from Fitch IBCA. These historical ratings are based on an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews. With the addition of the AAA Fitch rating, AIM has become the largest multi-fund complex to have all its institutional money market portfolios given the highest rating by three nationally recognized ratings agencies.

               Yields as of 8/31/99

                                                      Average         Seven-Day
                                                   Monthly Yield        Yield
               Liquid Assets Portfolio
               Resource Class                           4.94%            5.08%

               IBC Money Fund Averages (TM)-
               First-Tier Institutions Only             4.82%            4.92%

               IBC Money Fund Averages (TM)-
               Total Institutions Only                  4.70%            4.81%

                                                                     (continued)

                  The Liquid Assets Portfolio invests solely in securities rated
                "first-tier" as defined in Rule 2a-7 under the Investment Companies Act of 1940. Its objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. Using a modified barbell maturity structure, portfolio management emphasizes superior credit quality in buying money market securities such as commercial paper and selected repurchase-agreement securities. (An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.)

                OUTLOOK FOR THE FUTURE

                Although the U.S. gross domestic product growth rate fell from 2.3% to 1.6% at the end of the second quarter, the expected annualized growth rate for the third quarter is 3.5%. The last two Fed rate increases have so far had little effect on the U.S. economy, which continues full steam ahead. With two more Fed meetings scheduled in 1999 (November 16 and December 21), investors are speculating about another Fed tightening. Liquidity is the primary concern around the Y2K issue. Because no one knows where the cash will be flowing by year-end, money managers are dutifully estimating the anticipated high withdrawal volume from financial institutions. Despite these concerns, another tightening is still quite possible. Another increase would position the federal funds target rate exactly where it was before 1998's international crisis. The portfolio will continue to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields.
                  We are pleased to send you this annual report on your
                investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. If you have any questions, please contact one of our representatives at 800-659-1005 if we may help.

                Respectfully submitted,


                /s/ CHARLES T. BAUER
                Charles T. Bauer
                Chairman

SCHEDULE OF INVESTMENTS
August 31, 1999

                                                  PAR
                                       MATURITY  (000)       VALUE
COMMERCIAL PAPER - 38.93%(a)

BASIC INDUSTRIES - 0.42%

CHEMICALS - 0.42%

Henkel Corp.
4.88%                                  09/07/99 $ 13,000 $   12,989,427
-----------------------------------------------------------------------
4.80%                                  09/22/99   13,000     12,963,600
-----------------------------------------------------------------------
  Total Basic Industries                                     25,953,027
-----------------------------------------------------------------------

CAPITAL GOODS - 1.00%

ELECTRICAL EQUIPMENT - 0.37%

Siemens Capital Corp.
4.78%                                  09/30/99   23,000     22,911,437
-----------------------------------------------------------------------

MANUFACTURING - DIVERSIFIED - 0.63%

Cargill, Inc.
5.42%                                  01/21/00   40,000     39,144,844
-----------------------------------------------------------------------
  Total Capital Goods                                        62,056,281
-----------------------------------------------------------------------

CONSUMER SERVICES - 0.29%

ENTERTAINMENT (MISCELLANEOUS) - 0.29%

Walt Disney Co. (The) 4.87%            09/16/99   18,000     17,963,475
-----------------------------------------------------------------------

ENERGY - 0.76%

OIL & GAS (INTEGRATED) - 0.76%

Shell Oil Co.
5.15%                                  09/13/99   46,750     46,750,000
-----------------------------------------------------------------------

FINANCIAL - 36.46%

ASSET BACKED SECURITIES-COMMERCIAL
LOANS/LEASES - 2.21%

Centric Capital Corp.
4.86%                                  09/27/99   23,000     22,919,270
-----------------------------------------------------------------------
5.14%                                  09/27/99   30,000     29,888,633
-----------------------------------------------------------------------
5.14%                                  09/28/99   30,000     29,884,350
-----------------------------------------------------------------------
4.81%                                  10/12/99   37,000     36,797,312
-----------------------------------------------------------------------
4.82%                                  10/20/99   17,333     17,219,286
-----------------------------------------------------------------------
                                                            136,708,851
-----------------------------------------------------------------------

ASSET BACKED SECURITIES-CONSUMER
RECEIVABLES - 0.40%

Old Line Funding Corp.
5.20%                                  09/15/99   24,946     24,895,554
-----------------------------------------------------------------------

                                                    PAR
                                         MATURITY  (000)       VALUE

ASSET BACKED SECURITIES-
 MULTI-PURPOSE - 19.98%

Bavaria TRR Corp.
4.97%                                    11/22/99 $ 27,000 $   26,694,345
-------------------------------------------------------------------------
5.45%                                    01/19/00   25,200     24,665,900
-------------------------------------------------------------------------
5.50%                                    01/27/00   25,000     24,434,722
-------------------------------------------------------------------------
5.75%                                    02/15/00   21,759     21,178,609
-------------------------------------------------------------------------
5.54%                                    02/22/00   45,000     45,000,000
-------------------------------------------------------------------------
Corporate Receivables Corp.
5.13%                                    09/14/99   25,000     24,953,688
-------------------------------------------------------------------------
5.12%                                    09/15/99   50,000     49,900,444
-------------------------------------------------------------------------
5.37%                                    02/16/00   41,000     40,998,148
-------------------------------------------------------------------------
5.77%                                    02/28/00   35,000     33,990,250
-------------------------------------------------------------------------
Edison Asset Securitization, L.L.C.
5.16%                                    09/03/99   30,000     29,991,400
-------------------------------------------------------------------------
4.84%                                    09/10/99   30,000     29,963,700
-------------------------------------------------------------------------
4.85%                                    09/13/99   25,000     24,959,583
-------------------------------------------------------------------------
5.13%                                    09/13/99   17,185     17,155,613
-------------------------------------------------------------------------
4.84%                                    09/29/99   38,010     37,866,913
-------------------------------------------------------------------------
4.82%                                    09/30/99   25,000     24,902,931
-------------------------------------------------------------------------
4.82%                                    10/15/99   30,000     29,823,267
-------------------------------------------------------------------------
5.43%                                    01/14/00   25,000     24,490,938
-------------------------------------------------------------------------
5.48%                                    01/25/00   33,400     32,657,704
-------------------------------------------------------------------------
Falcon Asset Securitization Corp.
5.14%                                    09/14/99   29,295     29,240,625
-------------------------------------------------------------------------
4.81%                                    09/20/99   50,000     49,873,069
-------------------------------------------------------------------------
Monte Rosa Capital Corp.
5.18%                                    09/08/99   49,000     48,950,646
-------------------------------------------------------------------------
Park Avenue Receivables Corp.
5.13%                                    09/13/99   31,593     31,538,976
-------------------------------------------------------------------------
5.20%                                    09/17/99   40,000     39,907,556
-------------------------------------------------------------------------
5.15%                                    09/24/99   30,000     29,901,292
-------------------------------------------------------------------------
Preferred Receivables Funding Corp.
5.20%                                    09/27/99   50,000     49,812,222
-------------------------------------------------------------------------
Quincy Capital Corp.
5.13%                                    09/07/99   33,000     32,971,785
-------------------------------------------------------------------------
Receivables Capital Corp.
5.13%                                    09/10/99   25,606     25,573,160
-------------------------------------------------------------------------
Sheffield Receivables Corp.
5.17%                                    09/03/99   35,350     35,339,846
-------------------------------------------------------------------------
5.18%                                    09/07/99   50,000     49,956,833
-------------------------------------------------------------------------
5.15%                                    09/10/99   41,500     41,446,569
-------------------------------------------------------------------------
5.30%                                    09/20/99  100,000     99,720,278
-------------------------------------------------------------------------
5.30%                                    09/21/99  100,000     99,705,556
-------------------------------------------------------------------------
5.22%                                    09/28/99   30,000     29,882,550
-------------------------------------------------------------------------
                                                            1,237,449,118
-------------------------------------------------------------------------

                                                        PAR
                                             MATURITY  (000)       VALUE
ASSET BACKED SECURITIES-TRADE
 RECEIVABLES - 1.91%

Asset Securitization Cooperative Corp.
5.17%                                        09/30/99 $ 35,000 $   34,854,235
-----------------------------------------------------------------------------
5.39%                                        03/27/00   25,000     24,998,556
-----------------------------------------------------------------------------
Variable Funding Capital
5.76%                                        01/10/00   30,000     29,371,200
-----------------------------------------------------------------------------
5.68%                                        01/21/00   30,000     29,327,867
-----------------------------------------------------------------------------
                                                                  118,551,858
-----------------------------------------------------------------------------

BANKS (DOMESTIC) - 2.58%

Bank of America
4.87%                                        09/08/99   25,000     24,976,326
-----------------------------------------------------------------------------
4.81%                                        09/09/99   25,000     24,973,278
-----------------------------------------------------------------------------
Banc One Financial Corp.
4.85%                                        09/13/99   15,000     14,975,750
-----------------------------------------------------------------------------
4.85%                                        09/20/99   20,000     19,948,806
-----------------------------------------------------------------------------
5.12%                                        09/24/99   25,000     24,918,222
-----------------------------------------------------------------------------
4.80%                                        09/28/99   50,000     49,820,000
-----------------------------------------------------------------------------
                                                                  159,612,382
-----------------------------------------------------------------------------

BROKER DEALER - 1.83%

Credit Suisse First Boston Inc.
5.68%                                        02/14/00   30,000     29,214,267
-----------------------------------------------------------------------------
5.74%                                        02/18/00   35,000     34,051,306
-----------------------------------------------------------------------------
Morgan Stanley, Dean Witter, Discover & Co.
5.62%                                        02/07/00   50,000     50,000,000
-----------------------------------------------------------------------------
                                                                  113,265,573
-----------------------------------------------------------------------------

FINANCIAL - MULTIPLE INDUSTRY - 6.69%

Associates First Capital Corp.
4.81%                                        09/10/99   30,000     29,963,925
-----------------------------------------------------------------------------
4.80%                                        11/03/99   30,000     29,748,000
-----------------------------------------------------------------------------
5.60%                                        02/09/00   25,000     24,373,889
-----------------------------------------------------------------------------
5.74%                                        02/14/00   35,000     34,073,628
-----------------------------------------------------------------------------
General Electric Capital Corp.
4.81%                                        09/02/99   50,000     49,993,319
-----------------------------------------------------------------------------
4.82%                                        09/08/99   25,000     24,976,569
-----------------------------------------------------------------------------
4.81%                                        09/08/99   25,000     24,976,618
-----------------------------------------------------------------------------
4.81%                                        09/09/99   25,000     24,973,278
-----------------------------------------------------------------------------
4.84%                                        09/29/99   25,000     24,905,889
-----------------------------------------------------------------------------
4.81%                                        11/03/99   25,000     24,789,563
-----------------------------------------------------------------------------

                                                          PAR
                                               MATURITY  (000)       VALUE
FINANCIAL - MULTIPLE INDUSTRY - (CONTINUED)

5.43%                                          01/28/00 $ 25,000 $   24,438,146
-------------------------------------------------------------------------------
National Rural Utilities Cooperative Finance
5.14%                                          09/20/99   33,000     32,910,478
-------------------------------------------------------------------------------
UBS Finance ( Delaware) Inc.
4.82%                                          12/23/99   25,000     24,621,764
-------------------------------------------------------------------------------
4.79%                                          12/27/99   40,000     39,377,300
-------------------------------------------------------------------------------

                                                                    414,122,366
-------------------------------------------------------------------------------

INSURANCE - LIFE/HEALTH - 0.87%

Prudential Funding Corp.
4.85%                                          11/09/99   30,000     29,721,125
-------------------------------------------------------------------------------
5.72%                                          01/28/00   25,000     24,408,139
-------------------------------------------------------------------------------
                                                                     54,129,264
-------------------------------------------------------------------------------
  Total Financial                                                 2,258,734,966
-------------------------------------------------------------------------------
  Total Commercial Paper (Cost $2,710,784,869)                    2,411,457,749
-------------------------------------------------------------------------------

BANK NOTES - 1.05%

First Union National Bank
5.49%                                          11/23/99   40,000     40,000,000
-------------------------------------------------------------------------------
National City Bank Cleveland
5.51%(b)                                       04/03/00   25,000     24,994,257
-------------------------------------------------------------------------------
  Total Bank Notes (Cost $64,994,257)                                64,994,257
-------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT - 4.03%

ABN-Amro Bank
5.71%                                          07/03/00   25,000     24,991,972
-------------------------------------------------------------------------------
Bank Austria
5.65%                                          07/06/00   25,000     24,989,858
-------------------------------------------------------------------------------
Barclays Bank PLC
5.61%                                          06/14/00   25,000     24,990,577
-------------------------------------------------------------------------------
Chase-USA-Delaware
5.37%                                          05/22/00   25,000     24,993,931
-------------------------------------------------------------------------------
Deutsche Bank AG
5.29%                                          05/19/00   25,000     24,990,545
-------------------------------------------------------------------------------
National Westminster Bank
5.67%                                          07/03/00   25,000     24,993,976
-------------------------------------------------------------------------------
UBS AG
5.24%                                          03/01/00   25,000     24,992,804
-------------------------------------------------------------------------------
5.35%                                          05/30/00   25,000     24,991,051
-------------------------------------------------------------------------------
5.60%                                          06/14/00   25,000     24,990,576
-------------------------------------------------------------------------------
U.S. Bank NA Minneapolis
5.68%                                          06/12/00   25,000     25,000,000
-------------------------------------------------------------------------------
  Total Certificates of Deposit (Cost
  $249,925,290)                                                     249,925,290
-------------------------------------------------------------------------------

                                                         PAR
                                              MATURITY  (000)       VALUE
COMMERCIAL PAPER TRUST CERTIFICATES - 4.04%

Citibank Securities, Inc. 5.60%(c) (Cost
$250,000,000)                                 12/28/99 $250,000 $  250,000,000
------------------------------------------------------------------------------

NOTE AGREEMENTS - 28.02%

General Motors Acceptance Corp.
5.17%(d)                                      09/01/99   50,000     50,000,000
------------------------------------------------------------------------------
5.21%(d)                                      09/01/99  100,000    100,000,000
------------------------------------------------------------------------------
5.36%(d)                                      10/01/99   50,000     49,776,808
------------------------------------------------------------------------------
5.40%(d)                                      10/01/99  100,000     99,550,312
------------------------------------------------------------------------------
Goldman Sachs Group, L.P.
5.18%(e)                                      10/18/99  300,000    300,000,000
------------------------------------------------------------------------------
Goldman Sachs Mortgage Corp.
5.44% (f)                                     09/20/99  100,000    100,000,000
------------------------------------------------------------------------------
Liquid Asset Backed Securities Trust
5.35%(g)                                      11/26/99  246,337    246,336,676
------------------------------------------------------------------------------
Merrill Lynch Mortgage Capital Inc.
5.82%(h)                                      08/17/00  357,000    357,000,000
------------------------------------------------------------------------------
Morgan (J.P.) Securities, Inc.
5.69%(i)                                      11/01/99  245,000    245,000,000
------------------------------------------------------------------------------
Morgan Stanley, Dean Witter, Discover & Co.
5.66%(j)                                      11/22/99  188,000    188,000,000
------------------------------------------------------------------------------
  Total Note Agreements (Cost $1,735,663,796)                    1,735,663,796
------------------------------------------------------------------------------

MEDIUM TERM NOTES - 1.14%

Asset Securitization Cooperative Corp.
5.38%(k)                                      02/01/00   35,000     34,992,615
------------------------------------------------------------------------------
AT&T Corp.
5.27%(l)                                      07/13/00   25,000     24,991,366
------------------------------------------------------------------------------
SMM Trust 1999-E
5.322%(l)                                     04/05/00   10,750     10,750,000
------------------------------------------------------------------------------
  Total Medium Term Notes (Cost $70,733,981)                        70,733,981
------------------------------------------------------------------------------

REVENUE BONDS - 2.30%

Belk, Inc.
5.4%(m)(n)                                    07/01/08   63,200     63,200,000
------------------------------------------------------------------------------
BMC Special Care Facilities
5.3%(m)(n)                                    11/15/29   20,000     20,000,000
------------------------------------------------------------------------------
Brosis Finance, LLC
5.35%(m)(n)                                   09/01/19   20,000     20,000,000
------------------------------------------------------------------------------
Connecticut State Housing Financing
Authority
5.35%(m)(n)                                   11/15/16   19,205     19,205,000
------------------------------------------------------------------------------
Southeastern Retirement Associates, LLC
5.4%(m)(n)                                    08/01/19   20,000     20,000,000
------------------------------------------------------------------------------
  Total Revenue Bonds (Cost $142,405,000)                          142,405,000
------------------------------------------------------------------------------

                                                       PAR
                                            MATURITY  (000)       VALUE
TIME DEPOSITS - 16.83%

Amsouth Bank of Birmingham AL Cayman
5.69%                                       09/01/99 $165,000 $  165,000,000
-------------------------------------------------------------------------------
Bank Austria Cayman
5.56%                                       09/01/99  224,000    224,000,000
-------------------------------------------------------------------------------
Chase Bank USA Cayman
5.56%                                       09/01/99  240,000    240,000,000
-------------------------------------------------------------------------------
Credit Suisse First Boston Cayman
5.63%                                       09/01/99   48,871     48,870,824
-------------------------------------------------------------------------------
Norwest Bank, Minnesota Cayman
5.63%                                       09/01/99  165,000    165,000,000
-------------------------------------------------------------------------------
Suntrust Bank Atlanta Cayman
5.63%                                       09/01/99  200,000    200,000,000
-------------------------------------------------------------------------------
  Total Time Deposits (Cost $1,042,870,824)                    1,042,870,824
-------------------------------------------------------------------------------

REPURCHASE AGREEMENTS(o) - 6.35%

Bear, Stearns & Co. Inc.
5.51%(p)                                          --  200,000    200,000,000
-------------------------------------------------------------------------------
Deutsche Bank Securities, Inc.
5.51%(q)                                          --  150,000    150,000,000
-------------------------------------------------------------------------------
Warburg Dillon Read LLC
5.55%(r)                                    09/01/99   43,378     43,378,483
-------------------------------------------------------------------------------
  Total Repurchase Agreements (Cost
  $393,378,483)                                                  393,378,483
-------------------------------------------------------------------------------
TOTAL INVESTMENTS - 102.69%                                    6,361,429,380(s)
-------------------------------------------------------------------------------
OTHER LIABILITIES LESS ASSETS - (2.69)%                         (166,934,029)
-------------------------------------------------------------------------------
NET ASSETS - 100.00%                                          $6,194,495,351
===============================================================================

NOTES TO SCHEDULE OF INVESTMENTS:
(a) Some commercial paper is traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Portfolio.
(b) Interest rates are redetermined daily. Rate shown is the rate in effect on 08/31/99.
(c) Variable rate trust certificates representing an interest in a trust (comprised of eligible debt obligations) entitling the Portfolio to receive variable rate interest. The Fund has the right, upon seven calendar days' notice to the trustee, to put its certificates to the trust at par value plus accrued interest. Because variable rate trust certificates involve a trust and a third party put feature, they involve complexities and potential risks that may not be present where the debt obligation is owned directly. Rate shown is the rate in effect on 08/31/99.
(d) The portfolio may demand prepayment of notes purchased under the Note Purchase Agreement upon seven business days' notice.
(e) The Portfolio may demand prepayment of notes purchased under the Master Note Purchase Agreement upon seven business days' notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 08/31/99.
(f) The Portfolio may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one business days' notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 08/31/99.
(g) The Portfolio may demand prepayment of notes purchased under the Master Note Purchase Agreement upon seven business days' notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 08/31/99.
(h) The Portfolio may demand prepayment of notes purchased under the Master Note Purchase Agreement upon two business days' notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 08/31/99.
(i) The Portfolio may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one business days' notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 08/31/99.
(j) Master Note Purchase Agreement may be terminated by either party upon three business days' prior written notice, at which time all amounts outstanding under the notes purchased under the Master Note Agreement will become payable. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 08/31/99.
(k) Interest rates are redetermined monthly. Rate shown is the rate in effect on 08/31/99.
(l) Interest rates are redetermined quarterly. Rate shown is the rate in effect on 08/31/99.
(m) Demand security; payable upon demand by the Fund with usually no more than seven calendar days' notice. Interest rates are redetermined periodically. Rate shown is in effect on 08/31/99.
(n) Secured by a letter of credit.
(o) Collateral on repurchase agreements, including the Portfolio's pro-rata interest in joint repurchase agreements, is taken into possession by the Portfolio upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(p) Open joint repurchase agreement. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $272,695,821 U.S. Government obligations, 0% to 9.50% due 04/01/01 to 08/01/33 with an aggregate market value at 08/31/99 of $274,569,940.
(q) Open joint repurchase agreement. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $256,125,337 U.S. Government obligations, 6.00% to 7.50% due 05/01/12 to 11/01/28 with an aggregate market value at 08/31/99 of $204,000,000.
(r) Joint repurchase agreement entered into 08/31/99 with a maturing value of $100,015,417. Collateralized by $102,040,000 U.S. Government obligations, 0% to 6.73% due 11/02/99 to 06/22/09 with an aggregate market value at 08/31/99 of $102,002,704.
(s) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
August 31, 1999

ASSETS:

Investments, at value (amortized cost)                    $6,361,429,380
------------------------------------------------------------------------
Interest receivable                                           13,446,695
------------------------------------------------------------------------
Investment for deferred compensation plan                         68,320
------------------------------------------------------------------------
Other assets                                                   1,066,900
------------------------------------------------------------------------
  Total assets                                             6,376,011,295
------------------------------------------------------------------------

LIABILITIES:

Payables for:
 Investments purchased                                       149,327,120
------------------------------------------------------------------------
 Dividends                                                    31,089,809
------------------------------------------------------------------------
 Deferred compensation                                            68,320
------------------------------------------------------------------------
Accrued administrative services fees                              17,721
------------------------------------------------------------------------
Accrued advisory fees                                            355,513
------------------------------------------------------------------------
Accrued distribution fees                                        209,284
------------------------------------------------------------------------
Accrued transfer agent fees                                       84,825
------------------------------------------------------------------------
Accrued operating expenses                                       363,352
------------------------------------------------------------------------
  Total liabilities                                          181,515,944
------------------------------------------------------------------------
NET ASSETS                                                $6,194,495,351
========================================================================

NET ASSETS:

Institutional Class                                       $4,541,935,494
========================================================================
Private Investment Class                                  $  266,030,885
========================================================================
Personal Investment Class                                 $      993,991
========================================================================
Cash Management Class                                     $1,078,777,407
========================================================================
Resource Class                                            $  306,757,574
========================================================================

CAPITAL STOCK, $.001 PAR VALUE PER SHARE:

Institutional Class                                        4,541,904,502
========================================================================
Private Investment Class                                     266,032,341
========================================================================
Personal Investment Class                                        993,991
========================================================================
Cash Management Class                                      1,078,751,891
========================================================================
Resource Class                                               306,769,839
========================================================================

NET ASSET VALUE PER SHARE:

Net asset value, offering and redemption price per share           $1.00
========================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
For the year ended August 31, 1999


INVESTMENT INCOME:

Interest income                                       $333,976,773
-------------------------------------------------------------------

EXPENSES:

Advisory fees                                            9,813,465
-------------------------------------------------------------------
Custodian fees                                             290,863
-------------------------------------------------------------------
Administrative services fees                               155,139
-------------------------------------------------------------------
Distribution fees (Note 2)                               2,195,209
-------------------------------------------------------------------
Directors' fees and expenses                                52,725
-------------------------------------------------------------------
Transfer agent fees                                        720,090
-------------------------------------------------------------------
Other                                                      788,169
-------------------------------------------------------------------
  Total expenses                                        14,015,660
-------------------------------------------------------------------
Less: Fee waivers                                       (6,804,321)
-------------------------------------------------------------------
  Net expenses                                           7,211,339
-------------------------------------------------------------------
Net investment income                                  326,765,434
-------------------------------------------------------------------
Net realized gain on sales of investments                  672,252
-------------------------------------------------------------------
Net increase in net assets resulting from operations  $327,437,686
===================================================================


See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
For the year ended August 31, 1999 and 1998

                                                  1999            1998
                                             --------------  --------------
OPERATIONS:

 Net investment income                       $  326,765,434    $231,962,632
----------------------------------------------------------------------------
 Net realized gain on sales of investments          672,252         750,940
----------------------------------------------------------------------------
  Net increase in net assets resulting from
   operations                                   327,437,686     232,713,572
----------------------------------------------------------------------------
Distributions to shareholders from net
 investment income:
  Institutional Class                          (264,791,600)   (207,681,074)
----------------------------------------------------------------------------
  Private Investment Class                       (9,376,339)     (3,506,724)
----------------------------------------------------------------------------
  Personal Class                                     (3,765)             --
----------------------------------------------------------------------------
  Cash Management Class                         (46,551,990)    (16,114,306)
----------------------------------------------------------------------------
  Resource Class                                 (6,041,740)     (4,660,528)
----------------------------------------------------------------------------
Capital stock transactions -- net (See
 Note 4)                                      2,284,209,435    (113,347,634)
----------------------------------------------------------------------------
  Net increase (decrease) in net assets       2,284,881,687    (112,596,694)
----------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                         3,909,613,664   4,022,210,358
----------------------------------------------------------------------------
  End of period                              $6,194,495,351  $3,909,613,664
============================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in) $6,194,452,564  $3,910,243,129
----------------------------------------------------------------------------
  Undistributed net realized gain (loss) on
   sales of investment securities                    42,787        (629,465)
----------------------------------------------------------------------------
                                             $6,194,495,351  $3,909,613,664
============================================================================



See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
August 31, 1999

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Short-Term Investments Co. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end series, diversified management investment company. The Fund is organized as a Maryland corporation consisting of two different portfolios, each of which offers separate series of shares: the Prime Portfolio and the Liquid Assets Portfolio. Information presented in these financial statements pertains only to the Liquid Assets Portfolio (the "Portfolio") with the assets, liabilities and operations of each portfolio accounted for separately. The Portfolio currently offers six different classes of shares: the Institutional Class, the Cash Management Class, the Private Investment Class, the Personal Investment Class, the Reserve Class, and the Resource Class. Sales of the Reserve Class have not yet commenced. Matters affecting each class are voted on exclusively by the shareholders of each class. The Portfolio is a money market fund whose objective is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements.
A. Security Valuations - The Portfolio's securities are valued on the basis of amortized cost which approximates market value. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.
B. Securities Transactions, Investment Income and Distributions - Securities transactions are accounted for on a trade date basis. Realized gains or losses are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is accrued daily. Dividends to shareholders are declared daily and are paid on the first business day of the following month.
C. Federal Income Taxes - The Portfolio intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Expenses - Distribution expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2 - ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, AIM receives a monthly fee with respect to the Portfolio at the annual rate of 0.15% of the average daily net assets of the Portfolio. During the year ended August 31, 1999, AIM waived fees of $6,215,196.
 The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. During the year ended August 31, 1999, AIM was paid $155,139 for such services.
 The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agent and shareholder services to the Fund. During the year ended August 31, 1999, AFS was paid $720,090 for such services.

 Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Fund, FMC acts as the exclusive distributor of the Fund's shares. The Fund has adopted a master distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, and the Resource Class of the Portfolio. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, and the Resource Class pay up to a 0.50%, 0.75%, 0.10%, 1.00%, and 0.20%, respectively, maximum annual rate of the average daily net assets attributable to such class. Of this amount, the Fund may pay an asset-based sales charge to FMC and the Fund may pay a service fee of (a) 0.25% of the average daily net assets of each of the Private Investment Class, Personal Investment Class, and the Reserve Class, (b) 0.10% of the average daily net assets of the Cash Management Class and (c) 0.20% of the average daily net assets of the Resource Class, to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Portfolio with respect to each class. During the year ended August 31, 1999, the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Resource Class paid $600,673, $407, $753,887, and $251,117, respectively, as compensation under the Plan. FMC waived fees of $589,125 for the same period. Certain officers and directors of the Fund are officers of AIM, FMC and AFS.
 During the year ended August 31, 1999, the Fund paid legal fees of $15,490 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Directors. A member of that firm is a director of the Fund.

NOTE 3 - DIRECTORS' FEES

Directors' fees represent remuneration paid to directors who are not an "interested person" of AIM. The Fund may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4 - SHARE INFORMATION

Changes in shares outstanding during the years ended August 31, 1999 and 1998 were as follows:

                                            1999                                1998
                             -----------------------------------  ---------------------------------
                                  SHARES            AMOUNT            SHARES            AMOUNT
                             ----------------  -----------------  ---------------  ----------------
Sold:
  Institutional Class         153,902,899,999  $ 153,902,899,999   93,828,246,640  $ 93,828,246,640
---------------------------------------------------------------------------------------------------
  Private Investment Class      4,203,510,271      4,203,510,271      427,983,177       427,983,177
---------------------------------------------------------------------------------------------------
  Personal Investment Class*        1,117,987          1,117,987               --                --
---------------------------------------------------------------------------------------------------
  Cash Management Class        14,321,528,231     14,321,528,231    4,263,088,877     4,263,088,877
---------------------------------------------------------------------------------------------------
  Resource Class**              2,669,302,439      2,669,302,439    1,649,842,930     1,649,842,930
---------------------------------------------------------------------------------------------------
Issued as reinvestment of dividends:
  Institutional Class              32,251,894         32,251,894       38,210,037        38,210,037
---------------------------------------------------------------------------------------------------
  Private Investment Class          3,157,926          3,157,926        3,283,004         3,283,004
---------------------------------------------------------------------------------------------------
  Personal Investment Class*              255                255               --                --
---------------------------------------------------------------------------------------------------
  Cash Management Class            34,021,495         34,021,495       10,309,246        10,309,246
---------------------------------------------------------------------------------------------------
  Resource Class**                  5,318,298          5,318,298        4,593,118         4,593,118
---------------------------------------------------------------------------------------------------
Reacquired:
  Institutional Class        (152,491,320,126)  (152,491,320,126) (94,557,041,875)  (94,557,041,875)
---------------------------------------------------------------------------------------------------
  Private Investment Class     (4,010,706,089)    (4,010,706,089)    (432,076,106)     (432,076,106)
---------------------------------------------------------------------------------------------------
  Personal Investment Class*         (124,251)          (124,251)              --                --
---------------------------------------------------------------------------------------------------
  Cash Management Class       (13,932,834,793)   (13,932,834,793)  (3,700,876,338)   (3,700,876,338)
---------------------------------------------------------------------------------------------------
  Resource Class**             (2,453,914,101)    (2,453,914,101)  (1,648,910,344)   (1,648,910,344)
---------------------------------------------------------------------------------------------------
Net increase (decrease)         2,284,209,435  $   2,284,209,435     (113,347,634) $   (113,347,634)
===================================================================================================

 *The Personal Investment Class commenced sales on June 22, 1999.
**The MSTC Cash Reserve Class was renamed to the Resource Class on October 1, 1998.

NOTE 5 - FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of Resource Class capital stock outstanding for each of the years in the two-year period ended August 31, 1999 and the period September 23, 1996 (date sales commenced) through August 31, 1997.

                                              1999        1998     1997
                                            --------     -------  -------
Net asset value, beginning of period        $   1.00     $  1.00  $  1.00
------------------------------------------  --------     -------  -------
Income from investment operations:
  Net investment income                         0.05        0.05     0.05
------------------------------------------  --------     -------  -------
Less distributions:
  Dividends from net investment income         (0.05)      (0.05)   (0.05)
------------------------------------------  --------     -------  -------
Net asset value, end of period              $   1.00     $  1.00  $  1.00
==========================================  ========     =======  =======
Total return                                    4.96%       5.53%    5.04%
==========================================  ========     =======  =======
Ratios/supplemental data:
Net assets, end of period (000s omitted)    $306,758     $86,041  $80,510
==========================================  ========     =======  =======
Ratio of expenses to average net assets(a)      0.29%(b)    0.28%    0.27%(c)
==========================================  ========     =======  =======
Ratio of net investment income to average
 net assets(d)                                  4.82%(b)    5.40%    5.34%(c)
==========================================  ========     =======  =======

(a) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 0.38%, 0.38% and 0.39% (annualized) for the periods 1999-1997, respectively.
(b) Ratios based on average net assets of $125,571,582.
(c) Annualized.
(d) After fee waivers and/or expense reimbursements. Ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursements were 4.72%, 5.30% and 5.22% (annualized) for the periods 1999-1997, respectively.

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholders
Short-Term Investments Co.:

We have audited the accompanying statement of assets and liabilities of Liquid Assets Portfolio (a series portfolio of Short-Term Investments Co.), including the schedule of investments, as of August 31, 1999, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and financial highlights for each of the two years in the period then ended and the period September 23, 1996 (date sales commenced for the Resource Class) through August 31, 1997. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
 We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1999 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Liquid Assets Portfolio as of August 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended and financial highlights for each of the two years in the period then ended and the period September 23, 1996 (date sales commenced for the Resource Class) through August 31, 1997, in conformity with generally accepted accounting principles.

KPMG LLP

October 1, 1999
Houston, Texas

                          DIRECTORS
Charles T. Bauer                                  Carl Frischling
Bruce L. Crockett                                Robert H. Graham          Short-Term
Owen Daly II                                   Prema Mathai-Davis          Investments Co.
Edward K. Dunn, Jr.                              Lewis F. Pennock          (STIC)
Jack M. Fields                                     Louis S. Sklar

                           OFFICERS

Charles T. Bauer                                         Chairman
Robert H. Graham                                        President
Gary T. Crum                                   Sr. Vice President
Carol F. Relihan                   Sr. Vice President & Secretary
Dana R. Sutton                         Vice President & Treasurer
Melville B. Cox                                    Vice President          Liquid Assets
Karen Dunn Kelley                                  Vice President          Portfolio
J. Abbott Sprague                                  Vice President          -------------------------------------------------
Mary J. Benson     Assistant Vice President & Assistant Treasurer          Resource                                   ANNUAL
Sheri Morris       Assistant Vice President & Assistant Treasurer          Class                                      REPORT
Renee A. Friedli                              Assistant Secretary
P. Michelle Grace                             Assistant Secretary
Jeffrey H. Kupor                              Assistant Secretary
Nancy L. Martin                               Assistant Secretary                                            AUGUST 31, 1999
Ofelia M. Mayo                                Assistant Secretary
Lisa A. Moss                                  Assistant Secretary
Kathleen J. Pflueger                          Assistant Secretary
Samuel D. Sirko                               Assistant Secretary
Stephen I. Winer                              Assistant Secretary

                        INVESTMENT ADVISOR
                       A I M Advisors, Inc.
                   11 Greenway Plaza, Suite 100
                      Houston, TX 77046-1173
                           800-347-1919

                           DISTRIBUTOR
                    Fund Management Company
                 11 Greenway Plaza, Suite 100
                     Houston, TX 77046-1173
                         800-659-1005

                           CUSTODIAN
                     The Bank of New York
               90 Washington Street, 11th Floor
                     New York, NY 10286

                    LEGAL COUNSEL TO FUND
           Ballard Spahr Andrews & Ingersoll, LLP
                1735 Market Street, 51st Floor
                 Philadelphia, PA 19103-7599

                  LEGAL COUNSEL TO DIRECTORS
             Kramer, Levin, Naftalis & Frankel LLP
                      919 Third Avenue
                     New York, NY 10022

                      TRANSFER AGENT
                 A I M Fund Services, Inc.
                11 Greenway Plaza, Suite 100
                   Houston, TX 77046-1173

                         AUDITORS
                         KPMG LLP
                      700 Louisiana
                     Houston, TX 77002

This report may be distributed only to current shareholders or                         [LOGO APPEARS HERE]
      to persons who have received a current prospectus.                             Fund Management Company

LAP-AR-4